Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets
Deferred gain on disposal of business	$ 791	$ 931
Investments, net	2,123	3,368
Deferred acquisition costs	1,013	951
Employee and post-retirement benefits	800	676
Capital loss carryforwards	266	0
Compensation related	5	8
Other	4	111
Total deferred tax asset	5,002	6,045
Deferred Tax Liabilities
Policyholder and separate account reserves	(1,542)	(1,921)
Net unrealized appreciation on securities	(3,279)	(5,644)
Other	(54)	(45)
Total deferred tax liability	(4,875)	(7,610)
Net deferred income tax asset (liability)	127	(1,565)
Cumulative valuation allowance against deferred tax assets	0	0
Decrease in valuation allowance against deferred tax assets	(5,002)
Net operating loss carryforward	0
Capital loss carryover
Income Taxes
Tax credit carryforward	$ 760